Note 8 - Gain On Debt Settlemnt	6 Months Ended
Jun. 30, 2012
Notes
Note 8 - Gain On Debt Settlemnt

NOTE 8 – GAIN ON DEBT SETTLEMNT

During the six months ended June 30, 2012, we recognized income from debt forgiveness totaling $28,504. This income from debt forgiveness mainly results from settlement agreements involving certain of our vendors whom trade payables were owed by us to them, settlement agreements involving certain of our customers whom credit balances were owed by us to them, as well as a settlement with a former employee with whom we had payroll accrued and unpaid from June 2010 through September 2011. This has been treated as a gain from extinguishment of debt and included in Gain on debt settlement on our Condensed Consolidated Statement of Operations.